Commitments and Contingencies - Summary of Guarantees Provided by the Group for Third Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Used amount	₩ 10,520,690	₩ 10,218,165
KT Estate Inc. [member] | Hana Bank [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	Wonju Bando U-bora Mark Bridge Buyer
Limit	₩ 103,000
Used amount	₩ 68,780
KT Engineering Co Ltd [Member] | Shinhan Bank [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	Gasan Solar Power Plant Inc.
Limit	₩ 4,700
Used amount	₩ 28
Nasmedia, Co., Ltd. [Member] | Korea Securities Finance Corp [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	Stockholders Association Members
Limit	₩ 748
Used amount	₩ 249
Bottom of range [member] | KT Estate Inc. [member] | Hana Bank [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Aug. 5, 2022
Bottom of range [member] | KT Engineering Co Ltd [Member] | Shinhan Bank [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 7, 2010
Top of range [member] | KT Estate Inc. [member] | Hana Bank [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Feb. 28, 2025
Top of range [member] | KT Engineering Co Ltd [Member] | Shinhan Bank [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 8, 2025